Financial instruments: valuation - Hierarchy of assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of assets
Assets	£ 162,882	£ 202,880
Trading loans
Fair value of assets
Assets	35,655	34,203
Trading securities
Fair value of assets
Assets	9,922	24,955
Derivatives [Member]
Fair value of assets
Financial assets	99,545	106,139
Assets	99,545	106,139
Financial assets (Other)
Fair value of assets
Financial assets	30,895	46,145
Other loans
Fair value of assets
Assets	899	566
Other securities
Fair value of assets
Assets	16,861	37,017
Level 1
Fair value of assets
Assets	£ 17,848	£ 48,443
As % of Total Fair Value Assets	11.00%	24.00%
Level 1 | Trading securities
Fair value of assets
Assets	£ 7,463	£ 19,563
Level 1 | Derivatives [Member]
Fair value of assets
Assets	5
Level 1 | Other securities
Fair value of assets
Assets	10,380	28,880
Level 2
Fair value of assets
Assets	£ 142,701	£ 152,385
As % of Total Fair Value Assets	88.00%	75.00%
Level 2 | Trading loans
Fair value of assets
Assets	£ 35,260	£ 33,482
Level 2 | Trading securities
Fair value of assets
Assets	2,458	5,371
Level 2 | Derivatives [Member]
Fair value of assets
Assets	98,533	105,222
Level 2 | Other loans
Fair value of assets
Assets	172	359
Level 2 | Other securities
Fair value of assets
Assets	6,278	7,951
Level 3
Fair value of assets
Assets	£ 2,333	£ 2,052	£ 1,723
As % of Total Fair Value Assets	1.00%	1.00%
Level 3 | Trading loans
Fair value of assets
Assets	£ 395	£ 721
Level 3 | Trading securities
Fair value of assets
Assets	1	21
Level 3 | Derivatives [Member]
Fair value of assets
Assets	1,007	917
Level 3 | Other loans
Fair value of assets
Assets	727	207
Level 3 | Other securities
Fair value of assets
Assets	£ 203	£ 186